Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and Intangible Assets [Text Block]

11. Goodwill and Intangible Assets

	Intangible Assets	Goodwill	Total
Balance, March 31, 2021	$604,070	$-	$604,070
Additions- Atlantic Acquisition	696,192	13,154,585	13,850,777
Amortization	(789,225)	-	(789,225)
Impairment	(175,443)	(13,154,585)	(13,330,028)
Balance, March 31, 2022	$335,594	$-	$335,594
Amortization	(268,475)	-	(268,475)
Balance, March 31, 2023	$67,119	$-	$67,119

The Company amortized its intangible assets over its expected useful life and recorded $268,475 of amortization to costs of sales (2022 - $789,225 ). Goodwill is not amortized but tested at least annually for impairment.

During the year ended March 31, 2022, the Company tested the goodwill arising from the Atlantic acquisition for impairment which was allocated to its cash generating unit (CGU), and as a result, the Company recorded impairment of $13,154,585 to goodwill, and $175,443 to intangible assets.

There were no indicators of impairment of the intangible assets in the current year.